Schedule of Components of Lease Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Amortization of right-of-use operating lease asset	$ 167,181	$ 105,470
Lease liability expense in connection with obligation repayment	17,152	17,419
Total operating lease costs	184,333	122,889	$ 245,777
Operating cash outflows from operating lease (obligation payment)	184,756	246,538	$ 246,538
Right-of-use asset obtained in exchange for new operating lease liability		$ 735,197